S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 08, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our promoters and our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
MFH 2, LLC	4,500,000 Class B ordinary shares(1)	$25,000

	200,000 private placement units to be purchased simultaneously with the closing of this offering	$2,000,000

	$20,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, administrative and shared personnel support services

	Up to $500,000	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $2,500,000 in working capital loans, which loans may be converted into private placement units of the post-business combination entity at the price of $10.00 per private placement unit	Working capital loans to finance transaction costs in connection with an initial business combination

MFH 2, LLC, our officers, our directors, or our or their affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Finder’s, advisory, consulting or success fees

Payment for any services rendered in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Ian Hanna(2)	320,000 representative shares (as defined below)	Underwriter compensation in connection in connection with this offering

(1)	Assumes the full forfeiture of 675,000 founder shares and no exercise of the underwriters’ over-allotment option.
(2)	ARC Group Securities, the representative of the underwriters, beneficially owns the representative shares and Ian Hanna, the CEO of ARC Group Securities and our executive director and COO, is deemed a promoter of our company. Assumes that the underwriter’s over-allotment option is not exercised.

SPAC Sponsor, Controlling Persons [Table Text Block]

Prior to the initial investment in the company of $25,000 by the sponsor, the company had no assets, tangible or intangible. The purchase price of the founder shares was determined by dividing the amount of cash contributed to the company by the number of founder shares issued. The number of founder shares outstanding was determined based on the expectation that the total size of this offering would be a maximum of 12,075,000 units if the underwriters’ over-allotment option is exercised in full and, therefore, such founder shares would represent 28.8% of the outstanding shares after this offering (not including the Class A ordinary shares that are included within the private units). Up to 675,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment is exercised. The post-offering percentages in the following table assume that the underwriters do not exercise their over-allotment option, that 675,000 founder shares have been surrendered to us for no consideration, and that there are 15,620,000 ordinary shares issued and outstanding after this offering.

		Approximate Percentage of Outstanding Class A Ordinary Shares			Approximate Percentage of Outstanding Class B Ordinary Shares
Name and Address of Beneficial Owner(1)	Number of Class A Ordinary Shares Beneficially Owned	Before Offering	After Offering	Number of Class B Ordinary Shares Beneficially Owned(2)(3)	Before Offering	After Offering
Directors, Director Nominees, and Executive Officers:
Datuk Dr. Doris Wong Sing Ee(3)	—	—	*	4,470,000	99.5%	28.7%
Ian Hanna(4)	—	—	*	10,000	*	*
Kiu Cu Seng	—	—	—	5,000	*	*
Dr. Satis Waran Nair Krishnan	—	—	—	5,000	*	*
Inigo Angel Laurduraj	—	—	—	5,000	*	*
Soon Ping (“Zara”) Pappas	—	—	—	5,000	*	*
All officers and directors as a group (6 persons)	—	—	*	4,500,000	100.0%	28.8%
5% Holders:
MFH 2, LLC(3)	—	—	*	4,500,000	99.5%	28.8%
Arc Group International Ltd.(3)	—	—	*	414,000	8.0%	*

*	Less than one percent.

(1)	Unless otherwise noted, the business address of each of the following is c/o ARC Group Acquisition I Corp, 398 S. Mill Avenue, Suite 306, Tempe, AZ 85284.

(2)	Interests shown consist solely of 4,500,000 founder shares, classified as Class B ordinary shares (assuming the underwriters’ over-allotment is not exercised), and 200,000 private placement shares, which are classified as Class A ordinary shares. The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or such earlier time at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	MFH 2, LLC is the record holder of the 5,175,000 founder shares reported herein before closing of the Offering, which includes up to 675,000 founder shares that will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised and 200,000 private placement shares reported herein after closing of the Offering. Datuk Dr. Wong is the manager of MFH 2, LLC and owner of approximately 92% of the equity of the sponsor; accordingly, Datuk Dr. Wong has the majority voting and investment discretion with respect to the ordinary shares held of record by MFH 2, LLC.
(4)	Interests shown do not include the 420,000 representative shares, assuming the underwriter’s over-allotment option is not exercised, which are classified as Class A ordinary shares.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The completion of our initial business combination.	MFH 2, LLC Datuk Dr. Doris Wong Sing Ee Ian Hanna Kiu Cu Seng Dr. Satis Waran Nair Krishnan Inigo Angel Laurduraj Soon Ping (“Zara”) Pappas	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the State of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements (a transfer permitted by clauses (a) through (j) of this sentence is referred to as a “Permitted Transfer”).

Private units (including component securities and securities underlying those component securities)	Locked up until the closing of the initial business combination	MFH 2, LLC Datuk Dr. Doris Wong Sing Ee Ian Hanna Kiu Cu Seng Dr. Satis Waran Nair Krishnan Inigo Angel Laurduraj Soon Ping (“Zara”) Pappas	The securities are not transferable or saleable except in each case (a) to the subscriber’s officers or directors, any affiliates or family members of any of the Subscriber’s officers or directors, any members of the sponsor, or any affiliates of the sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by virtue of the laws of the State of New York or Subscriber’s partnership agreement in the event of a subscriber’s liquidation; (f) in the event of the Company’s liquidation prior to the consummation of a Business Combination; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by the sponsor and the Subscriber with respect to such securities.

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	The completion of the initial business combination	MFH 2, LLC Datuk Dr. Doris Wong Sing Ee Ian Hanna Kiu Cu Seng Dr. Satis Waran Nair Krishnan Inigo Angel Laurduraj Soon Ping (“Zara”) Pappas

The lock-up period is pursuant to the underwriting agreement and can be waived with the prior written consent of ARC Group Securities. See “Underwriting (Conflicts of Interest) — Lock-up.”

Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private units pursuant to the letter agreement described in the immediately preceding paragraphs.

Representative shares	Locked up until the completion of the initial business combination.	ARC Group Securities IB Capital LLC	Subject to FINRA rules, ARC Group Securities may transfer the representative shares in a Permitted Transfer.

	The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which this prospectus forms a part pursuant to Rule 5110(e)(1) of FINRA’s Conduct Rules, however, the representative of the underwriters have agreed to a lock-up of 180 days from the closing date of the Company’s initial business combination, which is beyond the required 180 day lock-up immediately following the date of the commencement of sales in this offering pursuant to FINRA Rule 5110(e)(1).	ARC Group Securities IB Capital LLC	Subject to FINRA rules, the securities are not transferable or saleable except to (i) the representative or any underwriter or selected dealer in connection with this offering, (ii) a bona fide officer, partner, registered person or affiliate of the representative or of any such underwriter or selected dealer or (iii) the issuer in a transaction exempt from registration with the SEC.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Datuk Dr. Doris Wong Sing Ee	Bio Green Med Solution, Inc.	Fire Safety Systems	Chief Executive Officer and Executive Director
	Metronic Global Bhd	Engineering	Executive Director
	Trive Property Group Bhd	Property Investment & Energy	Director

Ian Hanna	ARC Group Limited	Investment Banking	Partner
	ARC Group Securities	Broker/Dealer	Chief Executive Officer
	ARC Group Securities Acquisition I	Special Purpose Acquisition Company	Chief Executive Officer
	ARC Group Securities Acquisition II	Special Purpose Acquisition Company	Chief Executive Officer

Kiu Cu Seng	Bio Green Med Solution, Inc.	Fire Safety Systems	Chief Financial Officer
	Computer Forms (Malaysia) Bhd.	Manufacturing	Group Accountant
	Sanichi Technology Bhd.	Manufacturing & Property Development	Group Accountant

Dr. Satis Waran Nair Krishnan	Bio Green Med Solution, Inc.	Fire Safety Systems	Director
	Centric Health in Drogheda	Medical Practice	Doctor

Soon Ping (“Zara”) Pappas	Bio Green Med Solution, Inc.	Fire Safety Systems	Director
	Self-Employed	Healthcare	Occupational Therapy Practitioner

Inigo Angel Laurduraj	Bio Green Med Solution, Inc.	Fire Safety Systems	Director